Mizuho Financial Group, Inc., parent company (Condensed statements of cash flows) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Cash flows from operating activities:
Net Income (Loss)		¥ 593,393	¥ 912,473	¥ (14,009)
Net cash provided by operating activities		59,044	(3,460,502)	1,006,913
Cash flows from investing activities:
Purchases of Equity securities	[1]	2,354,450	3,406,497	914,215
Proceeds from sales of Equity securities	[1]	2,872,217	2,834,790	930,586
Net cash provided by (used in) investing activities		(4,530,312)	(3,679,457)	6,190,488
Cash flows from financing activities:
Net change in short-term borrowings		1,934,023	14,167	(4,338,379)
Proceeds from issuance of long-term debt		3,144,808	3,061,735	4,701,954
Repayment of long-term debt		(4,336,484)	(2,956,548)	(2,985,756)
Purchases of treasury stock		(102,921)	(3,384)	(2,314)
Net cash provided by financing activities		3,955,420	11,457,601	7,762,851
Net increase (decrease) in cash and cash equivalents		(677,064)	6,120,748	15,818,006
Cash and cash equivalents at beginning of fiscal year		74,113,043	67,992,295	52,174,289
Cash and cash equivalents at end of fiscal year		73,435,979	74,113,043	67,992,295
Parent Company
Cash flows from operating activities:
Net Income (Loss)		593,393	912,473	(14,009)
Adjustments and other		61,316	(421,191)	394,191
Net cash provided by operating activities		654,709	491,282	380,182
Cash flows from investing activities:
Purchases of Equity securities		(167,188)	0	0
Proceeds from sales of Equity securities		167,188	0	0
Net change in loans		(543,376)	(130,719)	(511,934)
Purchases of investments in subsidiaries and affiliated companies		(65,212)	(91,200)	(179,210)
Net change in other investing activities		(1,998)	(9,983)	(4,952)
Net cash provided by (used in) investing activities		(610,586)	(231,902)	(696,095)
Cash flows from financing activities:
Net change in short-term borrowings		(101,000)	(179,000)	55,000
Proceeds from issuance of long-term debt		1,342,656	1,363,655	1,497,032
Repayment of long-term debt		(869,280)	(1,232,936)	(1,030,099)
Purchases of treasury stock		(101,908)	(2,478)	(1,575)
Dividends paid		(304,426)	(234,787)	(209,457)
Net change in other financing activities		2,132	2,116	1,117
Net cash provided by financing activities		(31,826)	(283,431)	312,018
Net increase (decrease) in cash and cash equivalents		12,298	(24,050)	(3,895)
Cash and cash equivalents at beginning of fiscal year		23,825	47,875	51,770
Cash and cash equivalents at end of fiscal year		¥ 36,123	¥ 23,825	¥ 47,875

[1]	Proceeds from sales of Equity securities as well as Purchases of Equity securities include cash activity related to Other investments, the amounts of which are not significant.